Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	$ 553,634	$ 551,749
Accumulated Amortization	(441,751)	(423,968)
Other intangible assets, net	111,883	127,781
Developed technology [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	403,515	403,180
Accumulated Amortization	(314,179)	(300,780)
Other intangible assets, net	89,336	102,400
Patents [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	21,587	19,396
Accumulated Amortization	(11,455)	(10,246)
Other intangible assets, net	10,132	9,150
Trademarks and trade names [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	22,281	22,286
Accumulated Amortization	(17,492)	(15,936)
Other intangible assets, net	4,789	6,350
Customer relationships [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	103,015	102,520
Accumulated Amortization	(95,389)	(92,639)
Other intangible assets, net	7,626	9,881
Capitalized software development costs [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	3,236	4,367
Accumulated Amortization	(3,236)	(4,367)
Other intangible assets, net	$ 0	$ 0